Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Goodwill
Balance at beginning of period	$ 760,413	$ 675,647
Adjustments on account of foreign exchange	(16,609)	1,062
Balance at end of period	924,755	760,413
GroundCloud
Goodwill
Acquisition of goodwill		82,750
Localz
Goodwill
Acquisition of goodwill		$ 954
OCR
Goodwill
Acquisition of goodwill	52,112
ASD
Goodwill
Acquisition of goodwill	35,604
BoxTop
Goodwill
Acquisition of goodwill	7,747
MCP
Goodwill
Acquisition of goodwill	13,429
Sellercloud
Goodwill
Acquisition of goodwill	$ 72,059